Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Revenue Recognition

NOTE D. REVENUE RECOGNITION

Disaggregation of Revenue

The following tables provide details of revenue by major products/service offerings, hybrid cloud revenue, and revenue by geography.

Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
Hybrid Platform & Solutions	$17,751	$16,321		$14,472
Transaction Processing	6,390	6,606		7,936
Total Software	$24,141	$22,927		$22,408
Business Transformation	$8,284	$7,193		$7,569
Technology Consulting	3,466	3,133		2,821
Application Operations	6,095	5,931		6,549
Total Consulting	$17,844	$16,257		$16,939
Hybrid Infrastructure	$8,167	$8,415		$9,176
Infrastructure Support	6,021	6,118		6,599
Total Infrastructure	$14,188	$14,533		$15,774
Financing**	$774	$975		$1,215
Other	$404	$488		$1,378
Total Revenue	$57,350	$55,179		$57,714

*	Recast to reflect segment changes.
**	Contains lease and loan/working capital financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Hybrid Cloud Revenue by Segment

($ in millions)
For the year ended December 31:	2021	2020	2019
Software	$8,713	$6,907	$4,099
Consulting	7,852	5,861	5,274
Infrastructure	3,645	4,039	4,183
Other—divested businesses	—	32	279
Total	$20,210	$16,838	$13,834

Revenue by Geography

($ in millions)
For the year ended December 31:	2021	2020	2019
Americas	$28,299	$27,119	$28,704
Europe/Middle East/Africa	17,447	16,767	17,282
Asia Pacific	11,604	11,293	11,728
Total	$57,350	$55,179	$57,714

Remaining Performance Obligations

The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.

At December 31, 2021, the aggregate amount of the transaction price allocated to RPO related to customer contracts that are unsatisfied or partially unsatisfied was $62 billion. Approximately 68 percent of the amount is expected to be recognized as revenue in the subsequent two years, approximately 28 percent in the subsequent three to five years and the balance thereafter.

Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods

For the year ended December 31, 2021, revenue was reduced by $61 million for performance obligations satisfied (or partially satisfied) in previous periods mainly due to changes in estimates on contracts with cost-to-cost measures of progress. Refer to note A, “Significant Accounting Policies,” for additional information on these contracts and estimates of costs to complete.

Reconciliation of Contract Balances

The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2021	2020
Notes and accounts receivable—trade (net of allowances of $218 in 2021 and $260 in 2020)	$6,754	$5,790
Contract assets*	471	425
Deferred income (current)	12,518	11,980
Deferred income (noncurrent)	3,577	3,758

* Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

The amount of revenue recognized during the year ended December 31, 2021 that was included within the deferred income balance at December 31, 2020 was $10.2 billion and primarily related to services and software.

The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2021 and 2020.

($ in millions)
January 1, 2021	Additions/(Releases)	Write-offs	Other	*	December 31, 2021
$260	$(15)	$(28)	$1		$218

January 1, 2020	Additions/(Releases)	Write-offs	Other	*	December 31, 2020
$235	$63	$(39)	$1		$260

* Primarily represents translation adjustments.

The contract assets allowance for expected credit losses was not material in the years ended December 31, 2021 and 2020.

Deferred Costs

($ in millions)
At December 31:	2021	2020
Capitalized costs to obtain a contract	$476	$572
Deferred costs to fulfill a contract
Deferred setup costs	546	591
Other deferred fulfillment costs	1,000	1,004
Total deferred costs*	$2,022	$2,168

* Of the total deferred costs, $1,097 million was current and $924 million was noncurrent at December 31, 2021 and $1,018 million was current and $1,150 million was noncurrent at December 31, 2020.

The amount of total deferred costs amortized during the year ended December 31, 2021 was $1,872 million and there were no material impairment losses incurred. Refer to note A, “Significant Accounting Policies,” for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.